SIGNIFICANT ACCOUNTING POLICIES (Derivatives) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Unrealized gain (loss) recorded in accumulated other comprehensive income	$ 20	$ (1,334)
Derivative Assets	2,060	2,479
Derivative Liabilities	(1,421)	(2,900)
Gain (loss) Recognized in Other Comprehensive Income, net	20	(1,334)
Gain (loss) Recognized in Statements of Operations	1,878	(987)
Foreign Exchange Forward Contracts [Member] | Designated As Hedging [Member]
Derivatives, Fair Value [Line Items]
Notional amount	749	12,925
Gain (loss) Recognized in Other Comprehensive Income, net	20	(1,334)
Foreign Exchange Forward Contracts [Member] | Designated As Hedging [Member] | Operating Expenses [Member]
Derivatives, Fair Value [Line Items]
Gain (loss) Recognized in Statements of Operations	(1,364)	$ (834)
Foreign Exchange Forward Contracts [Member] | Designated As Hedging [Member] | Other Accounts Receivable and Prepaid Expenses [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	$ 20
Foreign Exchange Forward Contracts [Member] | Designated As Hedging [Member] | Other Accounts Payable and Accrued Expenses [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities		$ (1,447)
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Notional amount	$ 186,217	$ 86,639
Gain (loss) Recognized in Other Comprehensive Income, net
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Financial expenses, net [Member]
Derivatives, Fair Value [Line Items]
Gain (loss) Recognized in Statements of Operations	$ 3,242	$ (153)
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Accounts Receivable and Prepaid Expenses [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	2,040	2,479
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Accounts Payable and Accrued Expenses [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	$ (1,421)	$ (1,453)